                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------------
                             -------------------------------
         -----------
         -----------


                           EQUITY INVESTOR FUND
                           TELE-GLOBAL TRUST 2000 B
                           (A UNIT INVESTMENT TRUST)
                           -  CAPITAL APPRECIATION
                           -  PROFESSIONAL SELECTION
                           - DIVERSIFICATION WITHIN THE TELECOMMUNICATIONS INDUSTRY
                           -  OPTIONAL REINVESTMENT OF CASH DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated August 17, 2000.

--------------------------------------------------------------------------------

Def ined Asset Funds-Registered Trademark-

Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.


Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, risk tolerance or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

CONTENTS
                                       PAGE
                                        --
Risk/Return Summary..................    3
What You Can Expect From Your
  Investment.........................    7
  Income.............................    7
  Records and Reports................    7
The Risks You Face...................    7
  Concentration Risk.................    7
  Foreign Issuer Risk................    8
  Litigation and Legislation Risks...    9
Selling or Exchanging Units..........    9
  Sponsors' Secondary Market.........    9
  Selling Units to the Trustee.......    9
  Rollover/Exchange Option...........   10
How The Fund Works...................   11
  Pricing............................   11
  Evaluations........................   11
  Income.............................   12
  Expenses...........................   12
  Portfolio Changes..................   13
  Portfolio Termination..............   13
  No Certificates....................   13
  Trust Indenture....................   14
  Legal Opinion......................   14
  Auditors...........................   14
  Sponsors...........................   15
  Trustee............................   15
  Underwriters' and Sponsors'
    Profits..........................   15
  Public Distribution................   16
  Code of Ethics.....................   16
  Year 2000 Issues...................   16
  Advertising and Sales Literature...   16
Taxes................................   17
Supplemental Information.............   19
Financial Statements.................   20
  Report of Independent Accountants..   20
  Statement of Condition.............   20

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1.  WHAT IS THE PORTFOLIO'S OBJECTIVE?

     The Portfolio seeks capital appreciation by investing in a fixed portfolio of global common stocks in the telecommunications industry.

     You can participate in the Portfolio by
     purchasing units. Each unit represents an equal share of the stocks in the Portfolio and receives an equal share of income and principal distributions, if any.

 2.  WHAT IS THE PORTFOLIO'S INVESTMENT
     STRATEGY?

     The Portfolio contains 28 global stocks
     in the telecommunications industry. The
     stocks were selected after we considered:
  -  the quality of the common stocks;
  -  capitalization of the issuers;
  -  the issuers' earnings and dividend
     payment records; and
  -  the prices of the common stocks.

     The screening process included:
  -  identifying companies with two-year
     growth potential;
  -  performing a thorough fundamental
     financial analysis; and
  -  evaluating liqudity, market share and
     timeliness of purchase.

     The common stocks chosen for the
     Portfolio are considered by the Defined
     Funds Research Group to be well
     positioned to benefit from:
  -  advances in telecommunications
     technology;
  - increasing demand for telecommunications products and services; and
  -  global expansion of telecommunications
     services (especially from privatization
     of government-owned facilities).
  -  U.S. legislation enabling telephone
     companies, cable providers and others to offer multi-service packages.

     The Portfolio plans to hold the stocks in the Portfolio for about two years. At the end of approximately two years, we will liquidate the Portfolio and apply a similar Strategy to select a new portfolio, if available.

 3.  WHAT INDUSTRIES ARE REPRESENTED IN THE
     PORTFOLIO?

     Based upon the principal business of each issuer and current market values, the Portfolio represents the following sectors of the telecommunications industry:

  -  Telecommunications Equipment               46%
  -  International                                23
  -  Telecommunications Services--
     Wireline/Wireless                          16
  -  Internet Services                              6
  -  Telecommunications/Software Services          5
  -  Telecommunications Networking                4


 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     PORTFOLIO. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Stock prices can be volatile.
  - Share prices may decline during the life of the Portfolio.
  - Because the Portfolio is concentrated in the telecommunications industry, adverse developments in this industry may affect the value of your units. In addition, the Portfolio is concentrated in stocks of foreign issuers.
     Some of the risks involved with
     telecommunications companies include:
     -- government regulation;
     -- increasing competition; and
     -- increasing capital.
     Investments in securities of foreign
     issuers are subject to one or more of the following risks:
     -- political and economic developments;
     -- possible withholding taxes;
     -- absence of uniform accounting,
     auditing and financial reporting
        standards;
     -- foreign currency risk; and
     -- less market liquidity.
     These risks are more fully discussed
     later in this prospectus under the
     heading "Concentration Risk."
  - The Portfolio may continue to purchase or hold the stocks originally selected even though their market value or yield may have changed.

--------------------------------------------------------------------------------
                               Defined Portfolio
-------------------------------------------------------------------

Equity Investor Fund
Tele-Global Trust 2000 B
Defined Asset Funds


                                                                      PRICE
                                     TICKER       PERCENTAGE        PER SHARE        COST
NAME OF ISSUER                       SYMBOL       OF FUND (1)        TO FUND      TO FUND (2)
-----------------------------------------------------------------------------------------------
 1. ADC Telecommunications, Inc.*     ADCT            4.34%         $41.5625      $ 17,456.25

 2. ADTRAN, Inc.*                     ADTN            3.51           56.5000        14,125.00

 3. Advanced Fibre Communications,
   Inc.*                              AFCI            4.17           40.0000        16,800.00

 4. Alcatel+                          ALA             5.40           74.7500        21,677.50

 5. ALLTEL Corporation                 AT             1.41           56.6875         5,668.75

 6. America Online, Inc.*             AOL             5.99           54.6875        24,062.50

 7. ANTEC Corporation*                ANTC            3.75           44.2500        15,045.00

 8. BellSouth Corporation             BLS             2.22           37.1875         8,925.00

 9. Cisco Systems, Inc.*              CSCO            4.08           63.0625        16,396.25

10. Convergys Corporation*            CVG             2.84           39.3750        11,418.75

11. Corning Incorporated              GLW             4.83          276.9375        19,385.63

12. CSG Systems International,
   Inc.*                              CSGS            2.72           47.4375        10,910.63

13. Dycom Industries, Inc.*            DY             3.74           48.5000        15,035.00

14. France Telecom S.A.+              FTE             1.91          127.7500         7,665.00

15. Motorola, Inc.                    MOT             4.19           36.5625        16,818.75

16. Nokia Oyj+                        NOK             3.00           38.9375        12,070.63

17. Nortel Networks Corporation+       NT             5.20           80.3125        20,881.25

18. Polycom, Inc.*                    PLCM            4.04          101.3750        16,220.00

19. Powerwave Technologies, Inc.*     PWAV            6.29           37.6875        25,250.63

20. SBC Communications Inc.           SBC             1.34           41.3125         5,370.63

21. Scientific-Atlanta, Inc.          SFA             6.78           71.6250        27,217.50

22. Sprint Corporation (FON Group)    FON             2.29           34.0625         9,196.88

23. Telefonaktiebolaget LM Ericsson
   AB+                               ERICY            3.62           19.3750        14,531.25

24. Telefonica, S.A.*+                TEF             2.41           69.0625         9,668.75

25. United States Cellular
   Corporation*                       USM             3.25           68.8125        13,074.38

26. Verizon Communications             VZ             1.13           41.3125         4,544.38

27. Vodafone AirTouch Plc+            VOD             1.56           41.7500         6,262.50

28. WorldCom, Inc.*                   WCOM            3.99           34.8750        16,042.50
                                                    ------                        -----------
                                                    100.00%                       $401,721.29
                                                    ======                        ===========


----------------------------
(1) Based on Cost to Fund.
(2) Valuation by the Trustee made on the basis of closing sale prices at the evaluation time on August 16, 2000, the business day prior to the initial date of deposit. The value of the Securities on any subsequent business day will vary.
 * These securities do not currently pay cash dividends.
 + The issuer is a foreign corporation; dividends, if any, may be subject to withholding tax.
                          ----------------------------

The securities were acquired on August 16, 2000 and are represented entirely by contracts to purchase the securities. Any of the Sponsors may have acted as underwriters, managers or comanagers of a public offering of the securities in this Fund during the last three years. Affiliates of the Sponsors may serve as specialists in the securities in this Fund on one or more stock exchanges and may have a long or short position in any of these securities or in options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the securities are listed. An officer, director or employee of any of the Sponsors may be an officer or director of one or more of the issuers of the securities in the Fund. A Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the securities or in options on them. Any Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any securities or in options on them.

--------------------------------------------------------------------------------

  -  The Portfolio does not reflect any
     investment recommendations of the
     Sponsors, and any one or more of the
     stocks in the portfolio may, from time to time, be subject to sell recommendations from one or more of the Sponsors.

 5.  IS THIS PORTFOLIO APPROPRIATE FOR YOU?

     Yes, if you want capital appreciation.
     You will benefit from a professionally
     selected and supervised portfolio whose
     risk is reduced by investing in equity
     securities of different issuers.
     The Portfolio is NOT appropriate for you if you are not comfortable with the Strategy or are unwilling to take the risk involved with an equity investment.
     It may not be appropriate for you if you are seeking preservation of capital or current income.

 6.  WHAT ARE THE PORTFOLIO'S FEES AND
     EXPENSES?

     The following tables show the costs and
     expenses you may pay, directly or
     indirectly, when you invest in the
     Portfolio.

                                           .088  %         $0.87
     Trustee's Fee
                                           .071  %         $0.70
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees   (including
     updating
     expenses)
     ESTIMATED ANNUAL OPERATING EXPENSES
                                           AS A %
                                             OF            AMOUNT
                                             NET         PER 1,000
                                           ASSETS          UNITS
                                           ------        ---------
                                           .250  %         $2.48
     Creation and
     Development Fee
                                           .029  %         $0.29
     Other Operating Expenses
                                          -------          -----
                                           .438  %         $4.34
     TOTAL

                                                   AMOUNT
                                                 PER 1,000
                                                   UNITS
                                                 ---------
                                                   $1.58
     ORGANIZATION COSTS (deducted from
     Portfolio assets at the close of the
     initial offering period)


     The Creation and Development Fee is an annual fee (estimated $.00250 per unit) that compensates the Sponsors for the creation and development of the Portfolio and is computed based on the Portfolio's average daily net asset value through each of the dates of collection. The creation and development fee is collected at the end of the offering period, which is generally 90 days, and on the anniversary of the date of deposit. This fee historically had been included in the sales fee.


     INVESTOR FEES

                                        4.00%
     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)

     You will pay an up-front sales fee of
     approximately 1.00%. In addition, six monthly deferred sales charges of $2.50 per 1,000 units
     ($15.00 annually) will be deducted from the Portfolio's net asset value each year of the Portfolio's two-year life (February 1 through July 1, 2001 and August 1, 2001 through January
     1, 2002).

     The aggregate fees and expenses when you invest in the Portfolio will not exceed 6.25% of your public offering price.

     EXAMPLE
     This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.
     The example assumes that you invest $10,000 in the Portfolio for the periods indicated and sell all your units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year  3 Years  5 Years  10 Years
      $312    $740    $1,193    $2,438

 7.  IS THE PORTFOLIO MANAGED?
     Unlike a mutual fund, the Portfolio is
     not managed and stocks are not sold
     because of market changes. The Sponsors
     monitor the portfolio and may instruct
     the Trustee to sell securities under
     certain limited circumstances. However,
     given the investment philosophy of the
     Portfolio, the Sponsors are not likely to do so.

 8.  HOW HAVE PRIOR TELE-GLOBAL SERIES PERFORMED?

     The following shows past performance of prior Defined Asset
     Funds Tele-Global Series. While each series was chosen using a similar screening process, some series were outstanding for longer periods and had different sales charges. Past performance of prior series is no assurance of future results of those series or this Portfolio.

                                                                                                  S&P 500
                                                                          PORTFOLIO           COMPOSITE INDEX
                                                      MAXIMUM           AVERAGE ANNUAL        AVERAGE ANNUAL
      SERIES                 TERM                   SALES CHARGE          RETURN(1)              RETURN(2)
      ---------------------  ---------------------  ------------   ------------------------   ---------------
      Telecommunications
      Trust*(3)              1/22/91-12/22/95          5.35%                9.98%                 16.83%
      Tele-Global 1(3)       10/13/93-2/12/98           5.35                13.46                  23.04
      Tele-Global 2(3)       2/14/96-2/28/00            5.35                53.09                  21.52
      Tele-Global 3          2/06/98-3/10/00            4.5                 77.53                  18.18
      Tele-Global 4          8/13/98-6/30/00            4.5                 60.62                  18.95
      Tele-Global 5          1/25/99-6/30/00            4.5                 47.91                  13.60

                                        NASDAQ
                               TELECOMMUNICATIONS INDEX
                                    AVERAGE ANNUAL
      SERIES                          RETURN(2)
      ---------------------  ----------------------------
      Telecommunications
      Trust*(3)                         20.41%
      Tele-Global 1(3)                  13.66
      Tele-Global 2(3)                  49.44
      Tele-Global 3                     86.97
      Tele-Global 4                     50.17
      Tele-Global 5                     36.71


--------------

(1) Average annual total return represents price changes plus reinvestment of income and principal distributions, divided by the public offering price, and reflects actual expenses and maximum sales charges which differ from the current Portfolio.

(2) Assumes Indexes have no sales charges or expenses. No one can invest directly in an index.


(3) These funds were outstanding longer than the other Tele-Global funds and had a different sales charge structure.


* Total return for Telecommunications Trust represents price changes plus the addition of dividends and principal distributions (not reinvested), divided by the initial public offering price, and reflects the deduction of all sales charges and expenses.

 9.  HOW DO I BUY UNITS?

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     The minimum investment is $250.

     UNIT PRICE PER 1,000 UNITS        $999.90
     (as of August 16, 2000)

     Unit price is based on the net asset
     value of the Portfolio plus the up-front sales fee. Unit price also includes the estimated organization costs of $1.58 per 1,000 Units, to which no sales fee has been applied.
     The Portfolio stocks are valued by the
     Trustee on the basis of their closing
     prices at 4:00 p.m. Eastern time every
     business day. Unit price changes every
     day with changes in the prices of the
     stocks.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee and the
     costs of liquidating securities to meet
     the redemption.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays distributions of any
     dividend income, net of expenses, on the 25th of February and July 2001, and
     February and June 2002, if you own units on the 10th of those months. However, if the distribution would be less than $1.00 per 1,000 units, the income will be distributed on the next scheduled distribution date or termination. For tax purposes, you will be considered to have received all the dividends paid on your pro rata portion of each security in the Portfolio when those dividends are received by the Portfolio regardless of whether you reinvest your dividends in the Portfolio. A portion of the dividend payments may be used to pay expenses of the Portfolio. Foreign investors' shares of dividends will generally be subject to withholding taxes.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You may choose to reinvest your income
     distributions into additional units of
     the Portfolio. Unless you choose
     reinvestment, you will receive your
     distributions in cash.

     EXCHANGE PRIVILEGES
     You may exchange units of this Portfolio for units of certain other Defined Asset
     Funds. You may also exchange into this
     Portfolio from certain other funds. We
     charge a reduced sales fee on designated exchanges.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME


There are four scheduled dividend distribution dates during the life of the Portfolio. However, if on any distribution date the income in the fund is less than $1.00 per 1,000 units, the income will be distributed on the next scheduled distribution date or termination.


There can be no assurance that any dividends will be declared or paid.

RECORDS AND REPORTS

You will receive:
- a notice from the Trustee if new equity securities are deposited in exchange or substitution for equity securities originally deposited;
- annual reports on Portfolio activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INCOME RECEIVED DURING THE YEAR. PLEASE CONTACT YOUR TAX ADVISOR IN THIS REGARD.

You may request audited financial statements of the Portfolio from the Trustee.

You may inspect records of Portfolio transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

CONCENTRATION RISK

When stocks in a particular industry make up 25% or more of the Portfolio, it is said to be "concentrated" in that industry, which makes the Portfolio less diversified.

Here is what you should know about the Portfolio's concentration in stocks of the telecommunications industry.

These companies:
- provide local, long-distance, wireless, cable television and internet services and information systems;
- manufacture of telecommunications products; and
- operate voice, data and video telecommunications networks.

Payment on common stocks of companies in this industry generally depends upon:
- the amount and growth of customer demand;
- the level of rates they are allowed to charge; and
- the effects of inflation on the cost of providing services and the rate of technological innovation.

The domestic telecommunications industry is characterized by increasing competition in all sectors and regulation by the Federal Communications Commission and various state regulatory authorities. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology.

Telecommunications companies in both developed and emerging countries are undergoing significant change due to varying and evolving levels of governmental regulation or deregulation and other factors. As a result, competitive pressures are intense and the securities of such companies may be subject to significant price volatility.

In addition, all telecommunications companies in both developed and emerging countries are subject to the additional risk that technological innovations will make their products and services obsolete.

While the worldwide market for telecommunications equipment is expected to grow, we cannot predict the overall effect on the Portfolio of factors such as:
- competing technologies;
- increasing capital requirements;
- protectionist actions by foreign governments; and
- demand for new technologies.

The international companies in the Portfolio consist predominantly of former government owned telecommunications systems that have been privatized in stages. We cannot predict whether such privatization will continue in the future or what, if any, effect this will have on the Portfolio.

FOREIGN ISSUER RISK

Investments in securities of foreign issuers involve risks that are different from investments in securities of domestic issuers. They may include:
  - political and economic developments;
  - possibility of withholding taxes;
  - exchange controls or other governmental restrictons on the payment of dividends;
  - less publicly available information; and
  - absence of uniform accounting, auditing and financial reporting standards, practices and requirements.

AMERICAN DEPOSITARY SHARES AND RECEIPTS

American depositary shares and receipts are issued by an American bank or trust company to evidence ownership of underlying common stock issued by a foreign corporation and deposited in a depositary facility. The terms and conditions of the depositary facility may result in less liquidity or lower market prices for the ADRs than for the underlying shares. Certain of the Portfolio Securities were purchased in ADR form in the United States.

FOREIGN CURRENCY RISK

At the present time the Sponsors do not believe that any of the Portfolio Securities is subject to exchange control restrictions which would materially interfere with payment to the Portfolio of amounts due on the Portfolio Securities. The adoption of exchange control regulations or other legal restrictions could have an adverse impact on the marketability of international securities in the Portfolio and on the ability of the Portfolio to satisfy redemptions. There can be no assurance that exchange control regulations might not be adopted in the future that would adversely affect payments to the Portfolio.

LIQUIDITY

Sales of foreign securities in United States securities markets are ordinarily subject to severe restrictions and will generally be made only in foreign securities markets. You should know that:
  - securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States;
  - a foreign market's liquidity might become impaired as a result of economic or political turmoil, or if relations between the United States and such foreign country deteriorate markedly; and
  - the principal trading market for the Portfolio Securities, even if otherwise listed, may be the over-the-counter market in which liquidity will depend on whether dealers will make a market in the Portfolio Securities.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Portfolio.

Future tax legislation could affect the value of the Portfolio by:
  - reducing the dividends-received deduction or
  - increasing the corporate tax rate resulting in less money available for dividend payments.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on their net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the Portfolio Securities, cash and any other Portfolio assets;
  - SUBTRACTING accrued but unpaid Portfolio expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors, and any other Portfolio liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the Portfolio.

As of the close of the initial offering period, the price you receive will be reduced to pay the Portfolio's estimated organization costs.

If you sell your units before the final deferred sales fee installment, the amount of any remaining payments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value less any remaining deferred sales fee and the cost of liquidating Securities to meet the redemption. We may resell the units to other buyers or to the Trustee.

We have maintained a secondary market continuously for more than 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by contacting your broker, dealer or financial institution that holds your units in street name. Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee will sell your units in the over-the-counter market if it believes it can obtain a higher price. In that case, you will receive the net proceeds of the sale.

If the Portfolio does not have cash available to pay you for the units you are selling, the agent for the Sponsors will select securities to be sold. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than you paid for your unit and also reduce the size and diversity of the Portfolio.

If you sell units with a value of at least $250,000, you may choose to receive your distribution "in kind." If you so choose, you will receive securities and cash with a total value equal to the price of your units. The Trustee will try to distribute securities in the portfolio pro rata, but it reserves the right to distribute only one or a few securities. The Trustee will act as your agent in an in-kind distribution and will either hold the securities for your account or transfer them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of securities distributed in-kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the securities not reasonably practicable; and
  - for any other period permitted by SEC order.

ROLLOVER/EXCHANGE OPTION

When this Portfolio is about to terminate, you may have the option to roll your proceeds into the next Tele-Global Portfolio if one is available.

If you hold your Units with one of the Sponsors and notify your financial adviser by August 21, 2002, your units will be redeemed and certain distributed securities plus the proceeds from the sale of the remaining distributed securities will be reinvested in units of the new Tele-Global Portfolio. If you decide not to roll over your proceeds, you will receive a cash distribution (or, if you so choose, an in-kind distribution) after the Portfolio terminates.

If you do not elect the rollover option by the above notification date, but later inform your financial professional that you want to invest in the next Tele-Global Trust, you will recognize gain, if any, with respect to your pro rata share of each security in this Portfolio. You will not be entitled to claim a loss in respect of any security to the extent that the same security is included in your pro rata share of the next Tele-Global Trust.

The Portfolio will terminate by September 24, 2002. However, the Sponsor may extend the termination date for a period no longer than 30 days without notice to unit holders. You may, by written notice to the Trustee at least ten business days prior to termination, elect to receive an in-kind distribution of your pro rata share of the Securities remaining in the Portfolio at that time (net of your share of expenses). Of course, you can sell your units at any time prior to termination.

If you continue to hold your Units, you may exchange units of this Portfolio any time before the Portfolio terminates for units of certain other Defined Asset Funds. In addition, you may exchange into this fund from certain other Defined Asset Funds and units trusts. To exchange units, you should talk to your financial professional about what Portfolios are exchangeable, suitable and currently available.

We may amend or terminate the options to exchange your units or roll your proceeds at any time without notice.

HOW THE FUND WORKS

PRICING

Units are charged a combination of initial and deferred sales fees.

In addition, during the initial offering period, a portion of the price of a unit also consists of securities to pay all or some of the costs of organizing the Portfolio including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

The estimated organization costs will be deducted from the assets of the Portfolio as of the close of the initial offering period.

The deferred sales fee is generally a monthly charge of $2.50 per 1,000 units and is accrued in six monthly installments each year of the Portfolio's life. Units redeemed or repurchased prior to the accrual of the final deferred sales fee installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds or deducted in calculating an in-kind distribution, however, this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor. If you redeem or sell your units before August 1, 2001, you will pay only the balance of any deferred sales fee remaining for the first year. If you redeem or sell your units on or after August 1, 2001 you will pay the remaining balance of the deferred sales fee for the second year. The initial sales fee is equal to the aggregate sales fee less the aggregate amount of any remaining installments of the deferred sales fee.

It is anticipated that securities will not be sold to pay the deferred sales fee until after the date of the last installment. Investors will be at risk for market price fluctuations in the securities from the several installment accrual dates to the dates of actual sale of securities to satisfy this liability.

EVALUATIONS

The Trustee values the securities on each business day (i.e., any day other than Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). If the securities are listed on a national securities exchange or the Nasdaq National Market, evaluations are generally based on closing sales prices on that exchange or that system or, if closing sales prices are not available, at the mean between the closing bid and offer prices.

INCOME
- The annual income per unit, after deducting estimated annual Portfolio expenses per unit, will depend primarily upon the amount of dividends declared and paid by the issuers of the securities and changes in the expenses of the Portfolio and, to a lesser degree, upon the level of purchases of additional securities and sales of securities. There is no assurance that dividends on the securities will continue at their current levels or be declared or paid.
- Each unit receives an equal share of distributions of dividend income net of estimated expenses. Because dividends on the securities are not received at a constant rate throughout the year, any distribution may be more or less than the amount then credited to the income account. The Trustee credits dividends received to an Income Account and other receipts to a Capital Account. The Trustee may establish a reserve account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid a fee monthly. It also benefits when it holds cash for the Portfolio in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Portfolio and other legal fees and expenses;
  - expenses for keeping the Portfolio's registration statement current; and
  - Portfolio termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 70 CENTS per 1,000 units annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Portfolio. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Portfolio, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. Certain of these expenses were previously paid for by the Sponsors.

The Sponsors will receive an annual Creation and Development Fee of .25% of the Portfolio's average daily net asset value through the date of collection. This fee, which has historically been included in the gross sales fees, compensates the Sponsors for the creation and development of the Portfolio, including determination of the Portfolio's objective and policies and portfolio composition and size, selection of service providers and information services. No portion of the Creation and Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.


The Trustee's and Sponsors' fees may be adjusted for inflation without investors' approval.

The maximum sales fee is 4.00%. If you hold units in certain eligible accounts offered by the Sponsors, you will pay no sales fee. Employees and non-employee directors of the Sponsors may be charged a reduced sales fee of no less than $5.00 per 1,000 Units. If your aggregate sales fee is less than the deferred sales fee, you will be given additional units which will decrease the effective maximum sales fee to the amount shown below.


     Less than $50,000                           4.00%
     $ 50,000 to $99,999                         3.75%
     The maximum sales fees are as follows:
                                             YOUR MAXIMUM
                                              SALES FEE
                 IF YOU INVEST:                WILL BE:
                 --------------              ------------
     $100,000 to $249,999                        3.25%
     $250,000 to $999,999                        3.00%
     $1,000,000 or more                          2.25%

The deferred sales fees you owe are paid from the Capital Account. Although we may collect the deferred sales charge monthly, to keep Units more fully invested we do not currently plan to pay the deferred sales charge until after the rollover notification date.

The Sponsors will pay advertising and selling expenses at no charge to the Portfolio. If Portfolio expenses exceed initial estimates, the Portfolio will owe the excess. The Trustee has a lien on Portfolio assets to secure reimbursement of Portfolio expenses and may sell securities if cash is not available.

PORTFOLIO CHANGES

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio.
We decide whether to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the Portfolio;
  - size of the Portfolio relative to its original size;
  - ratio of Portfolio expenses to income; and
  - cost of maintaining a current prospectus.

If a Portfolio is buying or selling a stock actively traded on a national securities exchange or certain foreign exchanges, it may buy from or sell to another Defined Asset Fund at the stock's closing sale price (without any brokerage commissions)

PORTFOLIO TERMINATION

When the Portfolio is about to terminate you will receive a notice, and you will be unable to sell your units after that time. Unless you choose to receive an in-kind distribution of securities, we will sell any remaining securities, and you will receive your final distribution in cash.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

NO CERTIFICATES

All investors are required to hold their Units in uncertificated form and in "street name" by their broker, dealer or financial institution at the Depository Trust Company.

TRUST INDENTURE

The Portfolio is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors and the Trustee, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Portfolio without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties;
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities; or
  - the Sponsors determine that its replacement is in your best interest.

Investors holding 51% of the units may remove the Trustee. The Trustee may resign or be removed by the Sponsors without the consent of investors. The resignation or removal of the Trustee becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Portfolio; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee and the Sponsors.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051


SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013



DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019


Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, Unit Investment Trust Department, Box 974-Wall Street Station, New York, New York 10268-0974, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Sponsors also realize a profit or loss on deposit of the securities shown under Defined Portfolio. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on stocks in the Portfolio which were acquired from underwriting syndicates of which it was a member.

The Sponsors will receive an annual Creation and Development Fee of .25% of the Portfolio's average daily net asset value through the date of collection. This fee, which has historically been included in the gross sales fee, compensates the Sponsors for the creation and development of the Portfolio, including determination of the Portfolio's objective and policies and portfolio composition and size, selection of service providers and information services. No portion of the Creation Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.

During the initial offering period, the Sponsors may realize profits or sustain losses on units they hold due to fluctuations in the price per unit. The Sponsors experienced a loss of $126.00 on the initial deposit of the Securities. Any profit or loss to the Portfolio will be effected by the receipt of applicable sales fees and a gain or loss on subsequent deposits of securities. In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

During the initial offering period, units will be distributed to the public by the Sponsors and dealers who are members of the National Association of Securities Dealers, Inc.

Dealers will be entitled to the concession stated below on Units sold or redeemed during the first year. On Units held in the second year, the dealer will be entitled to an additional concession of $11 per 1,000 Units ($5 per 1,000 Units for purchases of $1 million or more).

                                              DEALER CONCESSION
                                                      AS
                                                A % OF PUBLIC
                        AMOUNT PURCHASED        OFFERING PRICE
                        ----------------      -----------------
                       Less than $50,000             2.00%
                       $50,000 to $99,999            1.80%
                       $100,000 to
                       $249,999                      1.45%
                       $250,000 to
                       $999,999                      1.25%
                       $1,000,000 and over           0.50%

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Portfolio and the Agent for the Sponsors, have each adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. Subject to certain conditions, the codes permit employees to invest in Portfolio securities for their own accounts. The codes are designed to prevent fraud, deception or misconduct against the Portfolio and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date, we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the securities contained in the Portfolio. We cannot predict whether any impact will be material to the Portfolio as a whole.

ADVERTISING AND SALES LITERATURE

Advertising and sales literature may include brief descriptions of the principal businesses of the companies represented in the Portfolio, the research analysis of why they were selected, and a chronology of developments in the telecommunications industry.

Sales material may discuss developing a long-term financial plan, working with your financial professional; the nature and risks of various investment strategies and Defined Asset Funds that could help you toward your financial goals and the importance of discipline; how securities are selected for these funds, how the funds are created and operated, features such as convenience and costs, and options available for certain types of funds including automatic reinvestment, rollover, exchanges and redemption. It may also summarize some similarities and differences with mutual funds and discuss the philosophy of spending time in the market rather than trying to time the market, including probabilities of negative returns over various holding periods.

Sales literature and articles may state research opinions on the economy, countries and industry sectors and include a list of funds generally appropriate for pursuing these recommendations.

TAXES

The following summarizes some of the important income tax consequences of holding Units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

In the opinion of our Counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Portfolio will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Security in the Portfolio. You will be considered to receive your share of any dividends paid when those dividends are received by the Portfolio. Income from dividends will be taxed at ordinary income rates. If you are a corporate investor, you may be eligible for the dividends-received deduction if you satisfy the applicable holding period and other requirements. You should consult your tax adviser in this regard.

GAIN OR LOSS UPON DISPOSITION

You will generally recognize gain or loss when you dispose of your units for cash (by sale or redemption), when you exchange your units for units of another Defined Asset Fund or when the Trustee disposes of the Securities in the Portfolio. You generally will not recognize gain or loss on an "in-kind" distribution to you of your proportional share of the Portfolio Securities, whether it is in redemption of your units or upon termination of the Portfolio. Your holding period for the distributed Securities will include your holding period in your units.

If you do not hold your Portfolio in a currently non-taxable account (e.g., an IRA account), you may elect to roll over your investment in the Portfolio. If you so elect by August 21, 2002, you will recognize gain or loss only with respect to your share of those Securities that are not rolled over into a new portfolio. You will not recognize gain or loss with respect to your share of those Securities that are rolled over, and your basis in those Securities will remain the same as before the rollover.

If you do not elect the rollover option by the above notification date, but later inform your financial professional that you want to invest in the next Tele-Global Portfolio, you will recognize gain, if any, with respect to your pro rata share of each security in this Portfolio. You will not be entitled to claim a loss in respect of any security to the extent that the same security is included in your pro rata share of the next Tele-Global Portfolio.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain or loss from the Portfolio will be long-term if you are considered to have held your investment that produces the gain or loss for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR TAX BASIS IN THE SECURITIES

Your aggregate tax basis in units that you have purchased for cash will be equal to the cost of the units, including the sales fee. Your aggregate tax basis in units that you hold as a result of a rollover from an earlier portfolio will equal your basis in the Securities that were rolled over from the previous portfolio plus the proceeds from the sale of Securities from the portfolio that were not rolled over (other than proceeds that were paid to you). You should not increase your basis in your units by deferred sales charges, organizational expenses, or by any portion of the Creation and Development Fee. The tax reporting form and annual statements you receive will be based on the net amounts paid to you, from which these expenses will already have been deducted. Your basis for Securities distributed to you will be the same as the portion of your basis in your units that is attributable to the distributed Securities, and your holding period for the distributed Securities will include your holding period in your units.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Portfolio expenses (including the appropriate portion of the Creation and Development Fee), but only to the extent that your share of the expenses, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Portfolio expenses will be limited further if your adjusted gross income exceeds a specified amount, currently $128,950 ($64,475 for a married person filing separately).

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Portfolio will not be taxed as a corporation, and the income of the Portfolio will be treated as the income of the investors in the same manner as for federal income tax purposes.

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will be subject to withholding tax at a rate of 30% (or a lower applicable treaty rate) on your share of dividends received by the Portfolio. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account ("IRAs") or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from federal taxation. All distributions from these types of plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsor of this Portfolio, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Portfolio by calling the Trustee. The supplemental information includes more detailed risk disclosure and general information about the structure and operation of the Portfolio. The supplemental information is also available from the SEC.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Equity Investor Fund, Tele-Global Trust 2000 B, Defined Asset Funds (the "Portfolio"):

We have audited the accompanying statement of condition and the related defined portfolio included in the prospectus of the Portfolio as of August 17, 2000. This financial statement is the responsibility of the Trustee. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of an irrevocable letter of credit deposited for the purchase of securities, as described in the statement of condition, with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Portfolio as of August 17, 2000 in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, N.Y.
August 17, 2000

                  STATEMENT OF CONDITION AS OF AUGUST 17, 2000

TRUST PROPERTY


Investments--Contracts to purchase Securities(1).........  $         401,721.29
                                                           --------------------
        Total............................................  $         401,721.29
                                                           ====================
LIABILITY AND INTEREST OF HOLDERS
    Reimbursement of Sponsors for organization expenses
     (2).................................................  $             641.13
                                                           --------------------
    Subtotal                                                             641.13
                                                           --------------------
Interest of Holders of 405,779 Units of fractional
  undivided interest outstanding:(3)
  Cost to investors(4)...................................  $         405,738.42
  Gross underwriting commissions and organization
    expenses (5)(2)......................................             (4,658.26)
                                                           --------------------
    Subtotal                                               $         401,080.16
                                                           --------------------
        Total............................................  $         401,721.29
                                                           ====================


------------


        (1) Aggregate cost to the Portfolio of the securities listed under Defined Portfolio determined by the Trustee at 4:00 p.m., Eastern time on August 16, 2000. The contracts to purchase securities are collateralized by an irrevocable letter of credit which has been issued by DG Bank, New York Branch, in the amount of $401,847.29 and deposited with the Trustee. The amount of the letter of credit includes $401,721.29 for the purchase of securities.

        (2) A portion of the Public Offering Price consists of securities in an amount sufficient to pay all or a portion of the costs incurred in establishing the Portfolio. These organization costs have been estimated at $1.58 per 1,000 Units. A distribution will be made as of the close of the initial offering period to an account maintained by the Trustee from which the organization expense obligation of the investors will be satisfied. If the actual organization costs exceed the estimated aggregate amount shown, the Sponsors will pay for this excess amount.

        (3) Because the value of securities at the evaluation time on the Initial Date of Deposit may differ from the amounts shown in this statement of condition, the number of Units offered on the Initial Date of Deposit will be adjusted to maintain the $999.90 per 1,000 Units offering price only for that day. The Public Offering Price on any subsequent business day will vary.

        (4) Aggregate public offering price computed on the basis of the value of the underlying securities at 4:00 p.m., Eastern time on August 16, 2000.
        (5) Assumes the maximum initial sales charge per 1,000 units of 1.00% of the Public Offering Price. A deferred sales charge of $2.50 per 1,000 Units is payable on February 1, 2001 and thereafter on the 1st day of each month through July 1, 2001; and monthly August 1, 2001 through January 1, 2002. Distributions will be made to an account maintained by the Trustee from which the deferred sales charge obligation of the investors to the Sponsors will be satisfied.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         EQUITY INVESTOR FUND
Request the most                         TELE-GLOBAL TRUST 2000 B
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-95875) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-3044).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                  100431RR--8/00